June 23, 2006




U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE:  VANGUARD FIXED INCOME SECURITIES FUNDS (THE TRUST)
     File No. 2-47371
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Commissioners:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statement of Additional Information with respect to the above referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,



Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.